Subsequent Events - Additional Information (Detail) - NetEase Group [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2021
Subsequent Event [Line Items]
Line of credit facility expiration date			Mar. 31, 2024
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity				$ 300.0
Line of credit facility expiration date	Mar. 31, 2024
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from lines of credit		$ 30.0
Line of credit facility, maximum borrowing capacity		$ 300.0
Line of credit facility expiration date		Mar. 31, 2024